Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable, gross	66,782,454	92,400,198
Less: allowance for credit loss	(17,725,683)	(14,816,208)
Accounts receivable, net	49,056,771	77,583,990

Schedule of provision for current expected credit loss

	2023	2024	2025
	RMB	RMB	RMB
Balance as of January 1	8,875,133	20,164,070	17,725,683
Addition (Reversal)	11,809,161	(1,944,636)	(2,909,475)
Write offs	(520,224)	(493,751)	—
Balance as of December 31	20,164,070	17,725,683	14,816,208